Prepayments and Other Assets	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS
16.	PREPAYMENTS AND OTHER ASSETS

	2024	2023
	US$	US$

Prepayments	8,845,219	3,389,557
Deposits and other receivables	1,328,372	1,491,886
	10,173,591	4,881,443

Portion classified as non-current	(24,608)	(26,072)
Current portion	10,148,983	4,855,371

The financial assets included in the above balances relate to deposits and other receivables for which there was no recent history of default and past due amount. As at December 31, 2024 and 2023, the loss allowance was assessed to be minimal.